Share capital - Stock options excluded from the calculation of diluted loss per share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Stock options excluded from the calculation of diluted earnings per share	1.9	4.8